Exchangeable Senior Notes (Tables)	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Summary of Financial Information Relating to Exchangeable Notes

Following is financial information relating to the Exchangeable Notes:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Weighted-average UPB	$250,000	$250,000	$250,000
Interest expense (1)	$14,473	$14,413	$14,358

(1)	Total interest expense includes amortization of debt issuance costs of $1.0 million, $975,000, and $920,000 for the years ended December 31, 2016, 2015 and 2014, respectively.

	December 31,
	2016	2015
	(in thousands)
Carrying value:
UPB	$250,000	$250,000
Unamortized debt issuance costs	(3,911)	(4,946)
	$246,089	$245,054